Tax assets and liabilities - Deferred tax by segment (Details) - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[1],[2]
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	$ 4,075	[1]	$ 3,145
Deferred tax liabilities	(5,237)	[1]	(3,771)
UK & Europe Discontinued Operations (M&G Prudential)
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets			160
Deferred tax liabilities			(1,351)
Continuing and discontinued operations
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	4,075		3,305	[1],[2]	$ 3,554
Deferred tax liabilities	(5,237)		(5,122)	[1],[2]	$ (6,378)
Unallocated to a segment (other operations)
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	1		70
Deferred tax liabilities			(20)
Asia | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	270		152
Deferred tax liabilities	(2,146)		(1,601)
US | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	3,804		2,923
Deferred tax liabilities	$ (3,091)		$ (2,150)

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations